SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 457.2	[1]	$ 447.6	[1]	$ 434.5	[1]
Future policy benefits, losses, claims, and loss expenses	8,857.4	[1]	8,479.7	[1]	7,838.4	[1]
Unearned premiums	5,440.1	[1]	5,174.5	[1]	4,930.7	[1]
Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Premium revenue	18,398.5		17,103.4		16,018.0
Net investment income	389.5	[1],[2]	403.2	[1],[2]	427.6	[1],[2]
Benefits, claims, losses, and settlement expenses	13,306.2		12,472.4		11,948.0
Amortization of deferred policy acquisition costs	1,524.0		1,451.8		1,436.6
Other operating expenses	2,467.1		2,350.9		2,206.3
Net premiums written	18,654.6		17,339.7		16,372.7
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	16,561.0		15,341.6		14,368.1
Benefits, claims, losses, and settlement expenses	12,161.2		11,194.6		10,745.3
Amortization of deferred policy acquisition costs	1,322.9		1,257.5		1,250.4
Other operating expenses	2,262.6		2,149.2		2,010.5
Net premiums written	16,759.2		15,569.2		14,636.8
Commercial Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	1,837.5		1,761.6		1,649.0
Benefits, claims, losses, and settlement expenses	1,133.4		1,267.3		1,196.6
Amortization of deferred policy acquisition costs	201.1		194.3		186.2
Other operating expenses	204.2		201.2		195.2
Net premiums written	1,895.4		1,770.5		1,735.9
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	0		0.2		0.9
Benefits, claims, losses, and settlement expenses	11.6		10.5		6.1
Amortization of deferred policy acquisition costs	0		0		0
Other operating expenses	0.3		0.5		0.6
Net premiums written	$ 0		$ 0		$ 0

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.